3. SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Line of credit balance	$ 0	$ 651,453	$ 651,498
Baptist Community Services
Line of credit balance		25,298	25,298
Extraco Bank
Line of credit balance	472,675	472,675	473,029
Additional Lines of Credit Extraco Bank
Line of credit balance	100,000	278,470	278,470
Capital One Bank
Line of credit balance	9,580	9,580	9,580
Chase Bank
Line of credit balance	11,197	10,237	11,197
Community Bank
Line of credit balance		25,298	25,298
Community National Bank
Line of credit balance	$ 25,298	$ 0	$ 0